AFG SUP-3 050713
Statement of Additional Information Supplement dated May 7, 2013
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, R5 and R6 shares, as applicable, of the Funds listed below:

Invesco European Small Company Fund	Invesco International Small Company Fund
Invesco Global Core Equity Fund	Invesco Small Cap Equity Fund
The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS - Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Invesco Small Cap Equity Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of December 31, 2012:
Investments

		Dollar Range of	Dollar Range of all
	Dollar Range of	Investments in Invesco	Investments in Funds
Portfolio	Investments in each	pooled investment	and Invesco pooled
Manager	Fund[1]	vehicles[2]	investment vehicles[3]
Invesco Small Cap Equity Fund
Juliet Ellis	Over $1,000,000	N/A	Over $1,000,000
Juan Hartsfield	$100,001-$500,000	N/A	$500,000-$1,000,000
Assets Managed

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	Managed (assets in		Managed (assets in		Managed (assets in
	millions)		millions)		millions)
Portfolio	Number of		Number of		Number of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Small Cap Equity Fund
Juliet Ellis	13	$5,285.5	1	$617.8	2	$259.1
Juan Hartsfield	14	$5,463.0	2	$649.1	2	$259.1

1	This column reflects investments in a Fund’s shares beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). Beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household.

2	This column reflects portfolio managers’ investments made either directly or through a deferred compensation or a similar plan in Invesco pooled investment vehicles with the same or similar objectives and strategies as the Fund as of the most recent fiscal year end of the Fund.

3	This column reflects the combined holdings from both the “Dollar Range of all Investments in Funds and Invesco pooled investment vehicles” and the “Dollar Range of Investments in each Fund” columns.
AFG SUP-3 050713

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